SCHEDULE OF SHORT TERM LOANS FROM THIRD PARTIES FOR WORKING CAPITAL PURPOSES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Third Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term loans	$ 1,937,582	$ 7,498,469
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Short term loans	$ 1,937,582	$ 7,498,469